UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2011


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2011

                                                                      (Form N-Q)

48461-0212                                   (C)2012, USAA. All rights reserved.
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PORTFOLIO OF INVESTMENTS

December 31, 2011 (unaudited)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(INS)    Principal and interest payments are insured by one of the following:
         Assured Guaranty Corp., Assured Guaranty Municipal Corp., or Berkshire Hathaway Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Deutsche Bank A.G., Deutsche Postbank, Freddie Mac, JPMorgan Chase Bank, N.A., Key Bank, N.A., Wells Fargo Bank, N.A., or WestLB A.G.

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1  | USAA Tax Exempt Money Market Fund
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(LOC)    Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Freddie Mac, Minnesota General Obligation, Montana Board of Investments Intercap Program, National Rural Utility Corp., or Texas Permanent School Fund.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ABAG     Association of Bay Area Governments
CSD      Central School District
EDA      Economic Development Authority
EDC      Economic Development Corp.
IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board
IDC      Industrial Development Corp.
ISD      Independent School District
MTA      Metropolitan Transportation Authority
USD      Unified School District

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                                                   Portfolio of Investments |  2

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PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
December 31, 2011 (unaudited)

PRINCIPAL
AMOUNT                                                          COUPON             FINAL           VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            VARIABLE-RATE DEMAND NOTES (82.2%)

            ALABAMA (2.5%)
$   2,605   Auburn IDB (LOC - Compass Bank)                       0.80%        4/01/2019      $    2,605
   10,000   Chatom IDB (NBGA)                                     0.28         8/01/2041          10,000
    1,085   Demopolis IDB (LOC - Compass Bank)                    0.65         8/01/2022           1,085
   11,075   Huntsville (LIQ) (a)                                  0.30         5/01/2015          11,075
    1,745   Huntsville Educational Building Auth. (LOC -
               Branch Banking & Trust Co.)                        0.15        12/01/2022           1,745
    2,900   Huntsville-Randolph School Educational
               Building Auth. (LOC - Compass Bank)                0.47         2/01/2038           2,900
    2,145   Marengo County Port Auth. (LOC - Compass Bank)        0.65         7/01/2026           2,145
    1,200   Oxford IDA (LOC - Federal Home Loan Bank of Atlanta)  0.16        12/01/2029           1,200
   32,500   Tuscaloosa County Port Auth. (LOC - Compass Bank)     0.77        12/01/2031          32,500
                                                                                              ----------
                                                                                                  65,255
                                                                                              ----------
            ARIZONA (1.1%)
    4,860   Chandler IDA (LOC - Comerica Bank, N.A.)              0.16        12/01/2037           4,860
   11,965   Health Facilities Auth. (LOC - Sovereign Bank)        0.26        12/01/2037          11,965
   12,000   Verrado Western Overlay Community Facilities
               District (LOC - Compass Bank)                      1.00         7/01/2029          12,000
                                                                                              ----------
                                                                                                  28,825
                                                                                              ----------
            ARKANSAS (0.2%)
    5,175   Texarkana (LOC - PNC Bank, N.A.)                      0.25         3/01/2021           5,175
                                                                                              ----------
            CALIFORNIA (4.1%)
   10,390   ABAG Finance Auth. for Nonprofit Corps. (LOC -
               KBC Bank, N.V.)                                    2.00         5/15/2035          10,390
   10,250   ABAG Finance Auth. for Nonprofit Corps.(LOC -
               KBC Bank, N.V.)                                    2.00        12/01/2037          10,250
    4,660   Anaheim Union High School District (INS)(LIQ)         0.22         9/01/2021           4,660
   10,400   Golden State Securitization Corp. (INS)(LIQ) (a)      0.48         6/01/2045          10,400
    2,655   Hanford (LOC - Union Bank of California, N.A.)        0.15         4/01/2023           2,655
    4,050   Irvine (LOC - KBC Bank, N.V.)                         0.81         9/02/2024           4,050
   11,000   Irvine (LOC - KBC Bank N.V.)                          0.81         9/02/2032          11,000
   13,600   Irvine (LOC - KBC Bank N.V.)                          0.81         9/02/2050          13,600
    7,595   Montebello Public Financing Auth. (LOC - Union
               Bank of California, N.A.)                          0.14        12/01/2034           7,595
    5,410   Pasadena (LOC - Bank of America, N.A.)                0.09         2/01/2035           5,410
   10,910   San Jose USD (LIQ)(LOC - Deutsche Bank A.G.) (a)      0.16         6/01/2031          10,910
   10,000   Southern California Public Power Auth. (LOC -
               KBC Bank, N.V.)                                    1.05         7/01/2036          10,000
    6,420   State (INS)(LIQ) (a)                                  0.10        12/01/2012           6,420
    2,500   State (LOC - Citibank, N.A.)                          0.09         5/01/2033           2,500
                                                                                              ----------
                                                                                                 109,840
                                                                                              ----------

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3  | USAA Tax Exempt Money Market Fund
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
PRINCIPAL
AMOUNT                                                          COUPON             FINAL           VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            COLORADO (4.4%)
$   8,915   Arista Metropolitan District (LOC - Compass
               Bank)                                              1.00%       12/01/2030      $    8,915
    7,900   Brighton Crossing Metropolitan District No. 4
               (LOC - Compass Bank)                               0.50        12/01/2034           7,900
    6,350   Cornerstar Metropolitan District Co. (LOC -
               Compass Bank)                                      0.50        12/01/2037           6,350
    3,310   Denver Urban Renewal Auth. (LOC - Compass
               Bank)                                              1.00         9/01/2017           3,310
    5,535   Denver Urban Renewal Auth. (LOC - Compass
               Bank)                                              1.00         9/01/2017           5,535
      645   Denver Urban Renewal Auth. (LOC - Compass
               Bank)                                              1.00         9/01/2017             645
    5,000   Educational and Cultural Facilities Auth.
                (LOC - Sovereign Bank)                            0.26         7/01/2037           5,000
    1,745   El Paso County (LOC - JPMorgan Chase Bank,
               N.A.)                                              0.20        11/01/2021           1,745
    4,200   Fiddler's Business Improvement District (LOC -
               Key Bank, N.A.)                                    0.21        12/01/2038           4,200
      930   Health Facilities Auth. (LOC - JPMorgan Chase
               Bank, N.A.)                                        0.50         1/01/2018             930
    3,595   Health Facilities Auth. (LOC - Compass Bank)          0.25         5/15/2030           3,595
   22,990   Jefferson Metropolitan District (LIQ)(LOC - Bank
               of America, N.A.) (a)                              0.48        12/01/2028          22,990
   44,900   Lowry Economic Redevelopment Auth. (LOC -
               Compass Bank)                                      1.00        12/01/2020          44,900
      700   Postsecondary Educational Facilities Auth.
               (LOC - JPMorgan Chase Bank, N.A.)                  0.50         4/01/2013             700
                                                                                              ----------
                                                                                                 116,715
                                                                                              ----------
            DELAWARE (0.4%)
    4,250   EDA (LOC - Wells Fargo Bank, N.A.)                    0.24         9/01/2012           4,250
    6,600   EDA IDA                                               0.60        12/01/2014           6,600
                                                                                              ----------
                                                                                                  10,850
                                                                                              ----------
            DISTRICT OF COLUMBIA (0.1%)
    2,925   District of Columbia (LOC - Bank of America, N.A.)    0.29         7/01/2022           2,925
                                                                                              ----------
            FLORIDA (2.8%)
   16,695   Broward County Housing Finance Auth.
               (LIQ)(NBGA) (a)                                    0.30         9/01/2032          16,695
      400   Jacksonville Health Facilities Auth. (LOC - Bank
               of America, N.A.)                                  0.49        12/01/2023             400
    3,220   JEA (INS)(LIQ) (a)                                    0.12        10/01/2013           3,220
    4,200   Miami Dade County Facilities Auth. (LOC - Bank
               of America, N.A.)                                  0.23        12/01/2025           4,200
    3,500   Miami-Dade County (INS)(LIQ) (a)                      0.25         7/01/2018           3,500
    4,000   Miami-Dade County IDA (LOC - Manufacturers
               & Traders Trust Co.)                               0.15        11/01/2042           4,000
    7,000   Miami-Dade County School Board (INS)(LIQ) (a)         0.22         5/01/2016           7,000
    2,700   Palm Beach County (LOC - Northern Trust Co.)          0.20         3/01/2027           2,700
    1,000   Palm Beach County (LOC - TD Bank, N.A.)               0.14         1/01/2034           1,000
    7,810   Peace River (INS)(LIQ) (a)                            0.30        10/01/2013           7,810
    8,050   Seminole County IDA (LOC - Fifth Third Bank)          0.22        12/01/2037           8,050
    4,800   UCF Health Facilities Corp. (LOC - Fifth Third
               Bank)                                              0.22         7/01/2037           4,800
    3,685   Univ. of North Florida Financing Corp.
               (LIQ)(LOC - Deutsche Bank A.G.) (a)                0.14        11/01/2027           3,685
    6,500   West Palm Beach Utility System (LIQ) (a)              0.30        10/01/2012           6,500
                                                                                              ----------
                                                                                                  73,560
                                                                                              ----------

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                                                   Portfolio of Investments |  4

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
PRINCIPAL
AMOUNT                                                          COUPON             FINAL           VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            GEORGIA (0.3%)
$   2,850   Cobb County Dev. Auth. (LOC - Federal Home
               Loan Bank of Atlanta)                              0.16%        2/01/2030      $    2,850
    4,000   Floyd County Dev. Auth. (LOC - RBC Bank
               (USA))                                             0.46         4/01/2017           4,000
                                                                                              ----------
                                                                                                   6,850
                                                                                              ----------
            ILLINOIS (5.4%)
   15,265   Chicago (INS)(LIQ) (a)                                0.30         7/01/2012          15,265
    4,200   Dev. Finance Auth.                                    0.20         1/01/2016           4,200
   18,000   Dev. Finance Auth. (INS)(LIQ)                         0.21         9/01/2031          18,000
    2,730   Elgin Educational Facilities (LOC - Fifth Third
               Bank)                                              0.20         8/01/2029           2,730
    3,045   Finance Auth. (LOC - Fifth Third Bank)                0.90         3/01/2031           3,045
   19,890   Finance Auth. (INS)(LIQ)                              0.21         9/01/2031          19,890
    3,900   Finance Auth. (LOC - Fifth Third Bank)                0.22         6/01/2037           3,900
   22,500   Finance Auth. (LOC - Fifth Third Bank)                0.26         6/01/2038          22,500
   13,700   Finance Auth. (LOC - Fifth Third Bank)                0.26         7/01/2042          13,700
    6,385   Finance Auth. (LOC - RBS Citizens, N.A.)              0.25         9/01/2043           6,385
    2,115   Finance Auth. (LOC - Fifth Third Bank)                0.24         1/01/2048           2,115
   17,320   Hamilton Memorial Hospital (LOC - Sovereign
               Bank)                                              0.44        11/01/2037          17,320
    4,255   Health Facilities Auth. (LOC - FirstMerit Bank,
               N.A.)                                              0.18         8/15/2033           4,255
    4,249   Springfield Airport Auth.                             0.60        10/15/2016           4,249
    6,250   Will County (LOC - FirstMerit Bank, N.A.)             0.24         7/01/2034           6,250
                                                                                              ----------
                                                                                                 143,804
                                                                                              ----------
            INDIANA (1.6%)
    6,420   Berne (LOC - Federal Home Loan Bank of
               Indiana)                                           0.15        10/01/2033           6,420
    4,500   Dev. Finance Auth. (LOC - Fifth Third Bank)           0.22         2/01/2023           4,500
    5,450   Evansville (LOC - Fifth Third Bank)                   0.20         1/01/2025           5,450
    9,620   Finance Auth. (LOC - Federal Home Loan Bank
               of Indianapolis)                                   0.14         7/01/2029           9,620
    2,920   Finance Auth. (LOC - PNC Bank, N.A.)                  0.15         6/01/2037           2,920
    1,300   Huntington                                            0.17         6/26/2014           1,300
    3,385   Jasper County (LOC - Fifth Third Bank)                0.39        12/01/2022           3,385
    1,200   St. Joseph County (LOC - Wells Fargo Bank,
               N.A.)                                              0.24         6/01/2022           1,200
    6,225   Winona Lake (LOC - Key Bank, N.A.)                    0.55         7/01/2031           6,225
                                                                                              ----------
                                                                                                  41,020
                                                                                              ----------
            IOWA (5.5%)
    6,850   Chillicothe                                           0.20         1/01/2023           6,850
   12,750   Council Bluffs                                        0.15         1/01/2025          12,750
   33,000   Finance Auth.                                         0.15         6/01/2036          33,000
   33,000   Finance Auth.                                         0.15         9/01/2036          33,000
   24,500   Louisa County                                         0.15         9/01/2016          24,500
    3,900   Louisa County                                         0.15         3/01/2017           3,900
   24,900   Louisa County                                         0.15        10/01/2024          24,900
    1,050   Sheldon                                               0.40        11/01/2015           1,050
    5,500   Urbandale (LOC - Wells Fargo Bank, N.A.)              0.16        11/01/2020           5,500
                                                                                              ----------
                                                                                                 145,450
                                                                                              ----------
            KANSAS (0.1%)
    3,405   North Newton (LOC - U.S. Bank, N.A.)                  0.13         1/01/2023           3,405
                                                                                              ----------

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5  | USAA Tax Exempt Money Market Fund

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
PRINCIPAL
AMOUNT                                                          COUPON             FINAL           VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            KENTUCKY (2.0%)
$   1,325   Boone County (LOC - JPMorgan Chase Bank,
               N.A.)                                              0.20%       11/01/2021      $    1,325
   15,000   Economic Dev. Finance Auth. (INS)(LIQ) (a)            0.30         6/01/2016          15,000
    2,000   Frankfort                                             0.17         5/07/2014           2,000
   10,165   Georgetown (LOC - Fifth Third Bank)                   0.22        11/15/2029          10,165
   20,000   Hancock County (LOC - HSBC Bank USA)                  0.20         7/01/2012          20,000
    1,095   Lexington-Fayette Urban County (LOC -
               JPMorgan Chase Bank, N.A.)                         0.20         7/01/2021           1,095
    3,075   Lexington-Fayette Urban County (LOC - Federal
               Home Loan Bank of Cincinnati)                      0.35        12/01/2027           3,075
                                                                                              ----------
                                                                                                  52,660
                                                                                              ----------
            LOUISIANA (1.6%)
    1,125   Environmental Facilities and Community Dev.
               Auth. (LOC - Federal Home Loan Bank of Dallas)     0.16         4/01/2018           1,125
    1,815   Hammond Area Economic and Industrial Dev.
               District (LOC - Federal Home Loan Bank
               of Dallas)                                         0.16         3/01/2033           1,815
    8,620   New Orleans (LOC - Capital One, N.A.)                 0.78         8/01/2024           8,620
    2,255   Public Facilities Auth. (LOC - Federal Home
               Loan Bank of Dallas)                               0.16        12/01/2014           2,255
   14,020   Public Facilities Auth. (INS)(LIQ) (a)                0.30         2/15/2015          14,020
    1,100   Public Facilities Auth.                               0.17         8/01/2017           1,100
    7,610   Public Facilities Auth. (LOC - Bank of New York
               Mellon)                                            0.19         4/01/2021           7,610
    2,830   Public Facilities Auth. (LOC - Capital One, N.A.)     0.78         7/01/2023           2,830
    1,000   Public Facilities Auth. (LOC - Capital One, N.A.)     0.78         7/01/2023           1,000
      465   Public Facilities Auth. (LOC - Capital One, N.A.)     0.78         7/01/2023             465
    2,150   Public Facilities Auth. (LOC - Capital One, N.A.)     0.78         7/01/2027           2,150
                                                                                              ----------
                                                                                                  42,990
                                                                                              ----------
            MAINE (0.2%)
    4,700   Finance Auth. (LOC - Sovereign Bank)                  0.37         7/01/2037           4,700
                                                                                              ----------
            MARYLAND (0.8%)
    1,000   Baltimore County IDA                                  0.17         3/01/2014           1,000
   10,000   Health and Higher Educational Facilities Auth.
               (LIQ)(LOC - Bank of America, N.A.) (a)             1.00         7/01/2036          10,000
   10,500   Williamsport (LOC - Manufacturers & Traders
               Trust Co.)                                         0.15        11/01/2037          10,500
                                                                                              ----------
                                                                                                  21,500
                                                                                              ----------
            MASSACHUSETTS (1.2%)
    9,270   Dev. Finance Agency (LOC - Sovereign Bank)            0.33         3/01/2024           9,270
    5,430   Dev. Finance Agency (LOC - Sovereign Bank)            0.98        11/01/2037           5,430
    7,500   Dev. Finance Agency (LOC - Manufacturers &
               Traders Trust Co.)                                 0.15         4/01/2041           7,500
    7,500   Dev. Finance Agency (LOC - RBS Citizens, N.A.)        0.25         4/01/2041           7,500
    3,115   State Health and Educational Facilities Auth.
               (INS)(LIQ)                                         0.18         7/01/2032           3,115
                                                                                              ----------
                                                                                                  32,815
                                                                                              ----------
            MICHIGAN (3.9%)
    5,815   Building Auth. (INS)(LIQ) (a)                         0.30        10/15/2014           5,815
      760   Higher Education Facilities Auth. (LOC -
               Comerica Bank, N.A.)                               0.17        10/01/2027             760
   13,215   Hospital Finance Auth. (LOC - Sovereign Bank)         0.44         9/01/2032          13,215

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                                                   Portfolio of Investments |  6

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
PRINCIPAL
AMOUNT                                                          COUPON             FINAL           VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$   7,500   Hospital Finance Auth. (LOC - Fifth Third Bank)       0.24%       12/01/2032      $    7,500
    7,505   Hospital Finance Auth. (LOC - Fifth Third Bank)       0.20         6/01/2035           7,505
   10,045   Huron County (LOC - Fifth Third Bank)                 0.20        10/01/2028          10,045
   30,060   Marquette County (LOC - RBS Citizens, N.A.)           0.25         3/01/2033          30,060
    7,900   Northville EDC (LOC - Fifth Third Bank)               0.20         5/01/2014           7,900
   14,640   Oakland County EDC (LOC - Fifth Third Bank)           0.20         3/01/2029          14,640
    6,885   Oakland County EDC (LOC - Comerica Bank,
               N.A.)                                              0.16         5/01/2037           6,885
                                                                                              ----------
                                                                                                 104,325
                                                                                              ----------
            MINNESOTA (0.4%)
    2,655   Canby Community Hospital District No.1                0.40        11/01/2026           2,655
    3,700   North Suburban Hospital District (LOC - Wells
               Fargo Bank, N.A.)                                  0.24         2/01/2013           3,700
    4,675   Rochester (LOC - Royal Bank of Scotland N.V.)         1.18         4/01/2022           4,675
                                                                                              ----------
                                                                                                  11,030
                                                                                              ----------
            MISSISSIPPI (0.6%)
    6,995   Business Finance Corp. (LOC - Hancock Bank)           0.95         4/01/2033           6,995
    9,510   Business Finance Corp. (LOC - Hancock Bank)           0.95        12/01/2036           9,510
                                                                                              ----------
                                                                                                  16,505
                                                                                              ----------
            MISSOURI (1.4%)
    7,100   Health and Educational Facilities Auth. (LOC -
               Commerce Bank, N.A.)                               0.15         7/01/2026           7,100
    7,964   Health and Educational Facilities Auth. (LOC -
               Fifth Third Bank)                                  0.22        11/01/2027           7,964
   10,010   Health and Educational Facilities Auth. (LOC -
               Bank of Oklahoma, N.A.)                            0.25         7/01/2040          10,010
    8,400   Jackson County IDA (LOC - Commerce Bank,
               N.A.)                                              0.15         7/01/2025           8,400
    3,930   St. Louis County IDA (LOC - U.S. Bank, N.A.)          0.23         6/15/2024           3,930
                                                                                              ----------
                                                                                                  37,404
                                                                                              ----------
            NEBRASKA (0.5%)
    2,130   Sarpy County                                          0.17         7/01/2013           2,130
   10,000   Washington County                                     0.15        12/01/2040          10,000
                                                                                              ----------
                                                                                                  12,130
                                                                                              ----------
            NEW HAMPSHIRE (0.6%)
   10,000   Business Finance (LOC - Landesbank Hessen-
               Thuringen)                                         1.65         9/01/2030          10,000
    6,345   Health and Educational Facilities Auth. (LOC -
               RBS Citizens, N.A.)                                0.20         9/01/2036           6,345
                                                                                              ----------
                                                                                                  16,345
                                                                                              ----------
            NEW JERSEY (0.5%)
    2,900   EDA (LOC - Valley National Bank)                      1.00         3/01/2031           2,900
   10,000   EDA (LOC - Sovereign Bank)                            0.23         5/15/2033          10,000
                                                                                              ----------
                                                                                                  12,900
                                                                                              ----------
            NEW MEXICO (0.4%)
   11,590   Roswell (LOC - Sovereign Bank)                        0.50         7/01/2036          11,590
                                                                                              ----------
            NEW YORK (10.5%)
    9,730   Albany IDA (LOC - Key Bank, N.A.)                     0.21         7/01/2035           9,730
   12,830   Broome County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                 0.15         7/01/2040          12,830

================================================================================

7  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                          COUPON             FINAL           VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$   2,930   Chautauqua County IDA (LOC - RBS Citizens,
               N.A.)                                              0.20%        8/01/2027      $    2,930
    2,750   Chautauqua County IDA (LOC - Manufacturers
               & Traders Trust Co.)                               0.14         8/01/2030           2,750
    7,740   Clinton County IDA (LOC - Key Bank, N.A.)             0.21         7/01/2017           7,740
    2,640   Clinton County IDA (LOC - Key Bank, N.A.)             0.21         7/01/2042           2,640
   11,900   Dormitory Auth. (LOC - KBC Bank, N.V.)                1.50         7/01/2029          11,900
      795   Dormitory Auth. (LOC - Key Bank, N.A.)                0.21        11/01/2036             795
    7,160   Dormitory Auth. (LOC - Key Bank, N.A.)                0.21         7/01/2038           7,160
    5,645   East Rochester Housing Auth. (LOC - RBS
               Citizens, N.A.)                                    0.23        12/01/2036           5,645
    2,270   Erie County IDA (LOC - Key Bank, N.A.)                0.29         3/01/2024           2,270
    1,600   Guilderland IDA (LOC - Key Bank, N.A.)                0.29         7/01/2032           1,600
   36,000   Housing Finance Agency (LOC - Landesbank
               Baden-Wurttemberg)                                 1.30        11/01/2041          36,000
   10,000   Metropolitan Transportation Auth. (LOC - KBC
               Bank N.V.)                                         1.05        11/01/2025          10,000
    8,335   Monroe County IDA (LOC - RBS Citizens, N.A.)          0.23         7/01/2027           8,335
    2,500   Monroe County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                 0.22        12/01/2034           2,500
   25,000   MTA (INS)(LIQ)                                        0.30        11/01/2029          25,000
   13,020   Nassau County IDA (LOC - Sovereign Bank)              0.50        12/01/2036          13,020
    7,500   New York City (LOC - Manufacturers & Traders
               Trust Co.)                                         0.16        12/01/2040           7,500
    9,000   New York City Housing Dev. Corp. (LOC -
               Landesbank Hessen-Thuringen)                       0.38         6/01/2039           9,000
    3,165   New York City IDA (LOC - JPMorgan Chase
               Bank, N.A.)                                        0.12        12/01/2034           3,165
    8,525   New York City IDA (LOC - Key Bank, N.A.)              0.27         7/01/2037           8,525
   31,405   New York City IDA (LOC - Key Bank, N.A.)              0.27         7/01/2038          31,405
    4,500   New York City Transitional Finance Auth.
               (LIQ) (a)                                          0.10        11/01/2030           4,500
    9,590   Oneida County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                 0.15         6/01/2030           9,590
    3,770   Onondaga County IDA (LOC - Key Bank, N.A.)            0.21         7/01/2025           3,770
    8,600   Onondaga County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                 0.15        12/01/2031           8,600
    1,000   Ontario County IDA (LOC - Royal Bank of
               Scotland N.V.)                                     1.18         3/01/2028           1,000
    2,460   Ontario County IDA (LOC - Key Bank, N.A.)             0.21         7/01/2030           2,460
   13,095   Ramapo Housing Auth. (LOC - Manufacturers &
               Traders Trust Co.)                                 0.20        12/01/2029          13,095
    4,165   Rensselaer County IDA (LOC - RBS Citizens,
               N.A.)                                              0.11        10/30/2035           4,165
    2,355   St. Lawrence County (LOC - RBS Citizens, N.A.)        0.16         7/01/2037           2,355
    2,300   Thruway Auth. (LIQ) (a)                               0.11         4/01/2013           2,300
    4,110   Utica IDA (LOC - RBS Citizens, N.A.)                  0.16        10/01/2025           4,110
                                                                                              ----------
                                                                                                 278,385
                                                                                              ----------
            OHIO (5.1%)
   15,600   Air Quality Dev. Auth. (LOC - Key Bank, N.A.)         0.30         6/01/2033          15,600
    4,045   Akron Bath Copley (LOC - KBC Bank, N.V.)              2.00        12/01/2032           4,045
   12,145   Butler County (LOC - Fifth Third Bank)                0.22         5/15/2036          12,145
    1,395   Clermont County (LOC - Fifth Third Bank)              0.20         8/01/2022           1,395
    3,295   Cuyahoga County (LOC - Key Bank, N.A.)                0.29         6/01/2022           3,295
    7,620   Cuyahoga County (LOC - Sovereign Bank)                0.26         5/01/2042           7,620
   11,305   Dayton-Montgomery County (LOC - Fifth Third
               Bank)                                              0.22        11/15/2028          11,305
    8,300   Delaware County (LOC - Fifth Third Bank)              0.20        10/01/2033           8,300
   10,000   Hamilton County (INS)(LIQ) (a)                        0.25         6/01/2015          10,000
    5,285   Hamilton County (LOC - Fifth Third Bank)              0.26        12/01/2024           5,285
    6,945   Higher Educational Facilities (LOC - Fifth
               Third Bank)                                        0.30         9/01/2036           6,945
    3,600   Hilliard (LOC - Bank of Nova Scotia)                  0.17         8/01/2012           3,600

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL
AMOUNT                                                          COUPON             FINAL           VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$   2,800   Meigs County (LOC - Bank of Nova Scotia)              0.17%        8/01/2012      $    2,800
   14,800   Northeast Regional Sewer District (LIQ) (a)           0.45         5/15/2015          14,800
   11,790   Pike County Health Care Facilities (LOC - Bank
               of America, N.A.)                                  0.25        11/01/2033          11,790
    3,705   Pike County Health Care Facilities (LOC - Bank
               of America, N.A.)                                  0.25        11/01/2033           3,705
    2,365   Portage County (LOC - JPMorgan Chase Bank,
               N.A.)                                              0.17        12/01/2022           2,365
    3,930   Summit County (LOC - Fifth Third Bank)                0.24        12/01/2029           3,930
    3,000   Warren County (LOC - Bank of Nova Scotia)             0.17         8/01/2012           3,000
    2,895   Wayne County (LOC - Fifth Third Bank)                 0.39         9/01/2021           2,895
                                                                                              ----------
                                                                                                 134,820
                                                                                              ----------
            OKLAHOMA (4.4%)
    7,760   Edmond EDA (LOC - Bank of Oklahoma, N.A.)             0.27         6/01/2031           7,760
    8,700   Garfield County Industrial Auth.                      0.26         1/01/2025           8,700
    2,025   IDA (LOC - JPMorgan Chase Bank, N.A.)                 0.20         8/01/2018           2,025
   32,400   Muskogee Industrial Trust (b)                         0.24         1/01/2025          32,400
   56,000   Muskogee Industrial Trust (b)                         0.24         6/01/2027          56,000
   10,800   Tulsa Industrial Auth. (LOC - Bank of Oklahoma,
               N.A.)                                              0.29        11/01/2026          10,800
                                                                                              ----------
                                                                                                 117,685
                                                                                              ----------
            OREGON (1.7%)
    6,870   Facilities Auth. (LOC - Bank of the West)             0.82        10/01/2037           6,870
   38,100   Port of Portland (LOC - Bank of Tokyo-
               Mitsubishi UFJ, Ltd.)                              0.24        12/01/2014          38,100
                                                                                              ----------
                                                                                                  44,970
                                                                                              ----------
            PENNSYLVANIA (3.7%)
    5,250   Chartiers Valley Industrial and Commercial Dev.
               Auth.                                              1.10        11/15/2017           5,250
   20,000   Cumberland County Municipal Auth. (LOC -
               KBC Bank N.V.)                                     1.58         1/01/2041          20,000
   25,000   Delaware Valley Regional Finance Auth. (LOC -
               Bayerische Landesbank)                             1.25        12/01/2020          25,000
    2,200   Higher Educational Facilities Auth. (LOC - Fulton
               Bank)                                              1.40        11/01/2028           2,200
    2,545   Higher Educational Facilities Auth. (LOC - Fulton
               Bank)                                              1.40        11/01/2033           2,545
    5,330   Luzerne County IDA (LOC - Sovereign Bank)             0.45         2/01/2029           5,330
   24,990   Northampton County (LIQ)(LOC - Bank of
               America, N.A.) (a)                                 0.36         8/15/2032          24,990
    7,000   Pottstown Boro Educational Facilities Auth.
               (LOC - Manufacturers & Traders Trust Co.)          0.15         8/01/2032           7,000
    5,450   Westmoreland County IDA (LOC - Sovereign Bank)        0.26         1/01/2036           5,450
                                                                                              ----------
                                                                                                  97,765
                                                                                              ----------
            RHODE ISLAND (0.5%)
    6,665   EDC (LOC - RBS Citizens, N.A.)                        0.54        10/01/2034           6,665
    5,600   Health and Educational Building Corp. (LOC -
               RBS Citizens, N.A.)                                0.60        12/01/2036           5,600
                                                                                              ----------
                                                                                                  12,265
                                                                                              ----------
            SOUTH DAKOTA (0.6%)
    5,975   Health and Educational Facilities Auth.               0.40        11/01/2020           5,975
    3,450   Health and Educational Facilities Auth.               0.40        11/01/2025           3,450

================================================================================

9  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                          COUPON             FINAL           VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$   7,250   Health and Educational Facilities Auth.               0.40%       11/01/2027      $    7,250
                                                                                              ----------
                                                                                                  16,675
                                                                                              ----------
            TENNESSEE (0.9%)
    7,100   Hendersonville IDB (LOC - Fifth Third Bank)           0.26         5/01/2036           7,100
    9,380   Jackson Energy Auth. (LOC - Fifth Third Bank)         0.22         4/01/2029           9,380
    4,860   Metropolitan Government of Nashville and
               Davidson County (LOC - Fifth Third Bank)           0.22        12/01/2024           4,860
    2,565   Williamson County IDB (LOC - Fifth Third Bank)        0.26        12/01/2027           2,565
                                                                                              ----------
                                                                                                  23,905
                                                                                              ----------
            TEXAS (3.6%)
   13,300   Atascosa County IDC (NBGA)                            0.26         6/30/2020          13,300
      190   Bell County Health Facilities Dev. Corp. (LOC -
               JPMorgan Chase Bank, N.A.)                         0.50         5/01/2023             190
   16,550   Brazos County Health Facilities Dev. (LIQ)(LOC
               - Bank of America, N.A.) (a)                       0.36         1/01/2019          16,550
   10,190   Forney ISD (LIQ)(NBGA) (a)                            0.30         8/15/2033          10,190
   23,160   Harris County Health Facilities Dev. Corp. (LOC
               - Compass Bank)                                    0.29        11/15/2047          23,160
    1,800   North Central IDA                                     0.17        10/01/2013           1,800
   15,715   Student Housing Auth. (LIQ)(NBGA) (a)                 0.23        10/01/2033          15,715
    6,700   Trinity River IDA                                     0.20         1/01/2013           6,700
    8,840   Weslaco Health Facilities Dev. Corp. (LOC -
               Compass Bank)                                      0.76         6/01/2038           8,840
                                                                                              ----------
                                                                                                  96,445
                                                                                              ----------
            VIRGINIA (1.0%)
    7,970   Alexandria IDA (LOC - Branch Banking & Trust Co.)     0.10        10/01/2030           7,970
   11,085   Harrisonburg Redevelopment and Housing Auth.
               (LIQ)(NBGA) (a)                                    0.23         2/01/2026          11,085
    1,000   Richmond Public Utility (INS)(LIQ) (a)                0.11         7/15/2013           1,000
    1,100   Stafford County IDA (LOC - Bank of America, N.A.)     0.15         8/01/2028           1,100
    4,100   Suffolk Redevelopment and Housing Auth.
               (LIQ)(NBGA) (a)                                    0.23         7/01/2024           4,100
                                                                                              ----------
                                                                                                  25,255
                                                                                              ----------
            WASHINGTON (3.8%)
    4,610   Economic Dev. Finance Auth. (LOC - Bank of
               the West)                                          0.60         2/12/2019           4,610
    5,645   Health Care Facilities Auth. (INS)(LIQ) (a)           0.20         8/15/2013           5,645
   40,850   Health Care Facilities Auth. (INS)(LIQ)               0.25        12/01/2036          40,850
   30,070   Housing Finance Commission (LOC - HSH
               Nordbank A.G.)                                     1.75         3/01/2036          30,070
   10,955   Housing Finance Commission (LOC - Sovereign
               Bank)                                              0.26         2/01/2037          10,955
    8,960   Housing Finance Commission (LOC - Key Bank, N.A.)     0.27         7/01/2043           8,960
                                                                                              ----------
                                                                                                 101,090
                                                                                              ----------
            WEST VIRGINIA (2.2%)
    2,775   Harrison County (LOC - Bank of Nova Scotia)           0.17        12/01/2012           2,775
   40,850   Hospital Finance Auth. (LOC - Fifth Third Bank)       0.30        10/01/2033          40,850
    9,630   Marshall County                                       0.17         3/01/2026           9,630
    3,100   Monongalia County (LOC - Bank of Nova Scotia)         0.17        12/01/2012           3,100
    2,200   Ripley (LOC - Bank of Nova Scotia)                    0.17        12/01/2012           2,200
                                                                                              ----------
                                                                                                  58,555
                                                                                              ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL
AMOUNT                                                          COUPON             FINAL           VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            WISCONSIN (1.3%)
$  14,600   Germantown                                            0.15%        4/01/2032      $   14,600
      735   Health and Educational Facilities Auth. (LOC -
               JPMorgan Chase Bank, N.A.)                         0.20         5/01/2026             735
   11,440   Health and Educational Facilities Auth. (LOC -
               KBC Bank, N.V.)                                    2.00         3/01/2038          11,440
    1,580   Milwaukee Redevelopment Auth. (LOC -
               JPMorgan Chase Bank, N.A.)                         0.23         5/01/2025           1,580
    6,955   Wind Point (LOC - U.S. Bank, N.A.)                    0.21         9/01/2035           6,955
                                                                                              ----------
                                                                                                  35,310
                                                                                              ----------
            WYOMING (0.3%)
    9,000   Platte County (NBGA)                                  0.21         7/01/2014           9,000
                                                                                              ----------
            Total Variable-Rate Demand Notes (cost: $2,182,693)                                2,182,693
                                                                                              ----------
            PUT BONDS (5.0%)

            ALABAMA (1.1%)
   30,000   Mobile IDB                                            0.75         7/15/2034          30,000
                                                                                              ----------
            CALIFORNIA (0.2%)
    6,000   Statewide Communities Dev. Auth.                      0.38         4/01/2037           6,000
                                                                                              ----------
            GEORGIA (1.2%)
   11,000   Burke County                                          0.80        11/01/2048          11,000
   21,000   Monroe County                                         0.80         7/01/2025          21,000
                                                                                              ----------
                                                                                                  32,000
                                                                                              ----------
            MONTANA (0.9%)
    9,280   Board of Investments (NBGA)                           0.48         3/01/2017           9,280
    2,930   Board of Investments (NBGA)                           0.48         3/01/2018           2,930
   12,605   Board of Investments (NBGA)                           0.48         3/01/2028          12,605
                                                                                              ----------
                                                                                                  24,815
                                                                                              ----------
            NEW YORK (0.6%)
   15,000   Liberty Dev. Corp.                                    0.27        12/01/2049          15,000
                                                                                              ----------
            TEXAS (0.8%)
   20,000   Houston ISD (LIQ)(NBGA)                               0.57         6/15/2031          20,000
                                                                                              ----------
            VIRGINIA (0.2%)
    5,000   Norfolk EDA                                           0.41        11/01/2034           5,000
                                                                                              ----------
            Total Put Bonds (cost: $132,815)                                                     132,815
                                                                                              ----------
            FIXED-RATE INSTRUMENTS (12.9%)

            CALIFORNIA (0.9%)
   10,000   San Diego                                             0.25         1/05/2012          10,000
   12,500   State                                                 2.00         6/26/2012          12,597
                                                                                              ----------
                                                                                                  22,597
                                                                                              ----------
            CONNECTICUT (0.6%)
   17,215   New Britain                                           2.00         3/28/2012          17,268
                                                                                              ----------

================================================================================

11  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                          COUPON             FINAL           VALUE
(000)       SECURITY                                              RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            MASSACHUSETTS (0.5%)
$   8,000   New Bedford                                           1.50%        2/10/2012      $    8,006
    6,313   New Bedford                                           1.50         2/10/2012           6,317
                                                                                              ----------
                                                                                                  14,323
                                                                                              ----------
            MINNESOTA (3.2%)
    1,000   Albany ISD (NBGA)                                     1.00         9/08/2012           1,004
    1,700   Aurora ISD (NBGA) (c)                                 1.00         8/01/2012           1,705
    3,000   Becker ISD (NBGA)                                     1.00         9/07/2012           3,012
    1,615   Blooming Prairie ISD (NBGA)                           1.00         8/10/2012           1,621
    1,325   Clearbrook Gonvick ISD (NBGA)                         1.00         9/28/2012           1,331
    8,450   Duluth ISD (NBGA)                                     1.00         3/29/2012           8,460
   22,610   Duluth ISD (NBGA)                                     1.00         9/28/2012          22,710
    2,985   East Central ISD (NBGA)                               1.00         8/02/2012           2,995
    1,200   East Grand Forks ISD (NBGA)                           2.00         8/27/2012           1,213
    1,275   Greenway ISD (NBGA)                                   1.00         9/01/2012           1,280
    3,015   Lake Superior ISD (NBGA)                              1.00         8/02/2012           3,026
    2,000   Milaca ISD (NBGA)                                     1.00         9/21/2012           2,009
    1,050   Nashwauk Keewatin ISD (NBGA)                          1.00         8/24/2012           1,054
    2,950   New London Spicer ISD (NBGA)                          2.00         8/29/2012           2,981
    1,590   Onamia ISD (NBGA)                                     1.00         9/07/2012           1,596
    4,185   Owatonna ISD (NBGA) (c)                               1.00         9/29/2012           4,203
    1,000   Owatonna ISD (NBGA) (c)                               1.00         1/11/2013           1,005
    4,155   Park Rapids ISD (NBGA)                                1.00         9/28/2012           4,173
    2,325   Paynesville ISD (NBGA)                                1.00         9/28/2012           2,335
   15,500   Richfield ISD (NBGA)                                  1.00         9/07/2012          15,563
    1,000   Walker Hackensack Akeley ISD (NBGA)                   1.00         8/24/2012           1,004
    1,030   West Central Area ISD (NBGA)                          1.00         8/24/2012           1,034
                                                                                              ----------
                                                                                                  85,314
                                                                                              ----------
            NEW YORK (6.5%)
   10,000   Binghamton City School District                       1.50         7/26/2012          10,048
   12,605   Byron Bergen CSD                                      1.50         5/25/2012          12,632
   13,226   Dundee CSD                                            1.50         6/21/2012          13,263
   19,800   East Aurora                                           1.00         2/09/2012          19,808
    8,000   Enlarged City School District of Troy                 1.50        11/21/2012           8,053
    4,713   Geneva                                                1.25         2/09/2012           4,714
   10,000   Lockport City School District                         1.50         8/09/2012          10,046
    9,625   Malverne Union Free School District                   1.50         8/03/2012           9,659
   22,000   Moravia CSD                                           1.50         6/22/2012          22,062
    7,883   Newark Valley CSD                                     1.50         6/29/2012           7,908
    4,000   Newfane CSD                                           1.50         6/15/2012           4,013
    7,500   Onondaga CSD                                          1.50         7/19/2012           7,526
   20,130   Sherburne Earleville CSD                              1.50         6/29/2012          20,195
    5,491   Valley CSD                                            1.50         2/24/2012           5,497
   16,000   Watervliet City School District                       1.50         1/26/2012          16,007
                                                                                              ----------
                                                                                                 171,431
                                                                                              ----------
            OHIO (0.1%)
    2,500   South Euclid                                          1.25         9/26/2012           2,515
                                                                                              ----------
            TEXAS (1.1%)
   30,000   Dallas Area Rapid Trust                               0.25         3/15/2012          30,000
                                                                                              ----------
            Total Fixed-Rate Instruments(cost: $343,448)                                         343,448
                                                                                              ----------

            TOTAL INVESTMENTS (COST: $2,658,956)                                              $2,658,956
                                                                                              ==========

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------
                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
  VARIABLE-RATE DEMAND NOTES           $          --     $ 2,182,693     $         --     $   2,182,693
  PUT BONDS                                       --         132,815               --           132,815
  FIXED-RATE INSTRUMENTS                          --         343,448               --           343,448
-------------------------------------------------------------------------------------------------------
Total                                  $          --     $ 2,658,956     $         --     $   2,658,956
-------------------------------------------------------------------------------------------------------

================================================================================

13  | USAA Tax Exempt Money Market Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

On November 29, 2011, the Board of Trustees of the USAA Mutual Funds Trust approved the transfer of certain services and related agreements, including investment advisory, subadvisory, administrative, and other related services agreements currently provided by USAA Investment Management Company to an affiliated, newly-created and registered investment adviser, USAA Asset Management Company. The effective date of this transfer is scheduled to occur on or about January 1, 2012.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

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14  | USAA Tax Exempt Money Market Fund

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Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of December 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,656,340,000 at December 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(b) At December 31, 2011, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

(c) At December 31, 2011, the aggregate market value of securities purchased on a when-issued basis was $6,913,000.

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                                         Notes to Portfolio of Investments |  15

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended DECEMBER 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      02/27/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:      02/27/2012
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      02/27/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.